RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES
19.	RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2011, the amounts due from related parties of RMB1,248, represents advances from Beijing Ninetowns Ports to its then equity method investee, Huainan Huacheng (note 10).

As of December 31, 2012, the amount due from related parties of RMB10,070 (US$1,617), consists of RMB10,000 (US$1,606) of Ronghe Zhihui’s receivable from Shouchuang Caifu Ninetowns for the capital that Ronghe Zhihui withdrew in December 2012 and RMB67 (US$11) of social insurance paid by Beijing Ninetowns Ports for Beijing Shouchuang Huaxia Ninetowns Real Estate. The RMB10,000 (US$1,606) was repaid in January 2013.

As of December 31, 2012, the amount due to related parties of RMB6,140 (US$986), mainly represents RMB5,730 (US$921) of real estate construction fees payable by Dalian Changzheng to Beijing Aviation Wanyuan Construction Company Limited, which is a wholly-owned subsidiary of Aviation Wanyuan and RMB405 (US$65) of staff salaries that Aviation Wanyuan paid on behalf of Dalian Changzheng. Aviation Wanyuan owns a 30% equity interest in Dalian Changzheng, which is a 70%-owned subsidiary of the Company.

As of December 31, 2012, advances from customers included RMB1,566 (US$207) of advances from Aviation Wanyuan to Beijing Sky for food sales.

During the year ended December 31, 2012, Beijing Sky recorded RMB505 (US$81) of revenues from food sales to Aviation Wanyuan.

All advances are non-interest bearing and due on demand.